Risk management - United States - SC USA - COVID-19 pandemic moratoria (Details) - United States - North America - Santander Consumer USA € in Millions	Dec. 31, 2020 EUR (€) customer
Credit risk
Number of clients granted with payment moratoria | customer	600,899
Percentage to lending porfolio	30.68%
Total amount of payment moratoria	€ 8,912
Total portfolio	29,050
Payment moratoria granted that expired	€ 8,005
Percentage of payment moratoria granted that expired	89.82%
Impairment credit losses, overlay	€ 702
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	6,280
Impairment credit losses, overlay	104
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	1,770
Impairment credit losses, overlay	€ 578
Financial instruments credit-impaired
Credit risk
Percentage of payment moratoria granted that expired	6.92%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 554
Impairment credit losses, overlay	228
Individuals
Credit risk
Total amount of payment moratoria	8,912
Total portfolio	29,050
Payment moratoria granted that expired	8,005
Mortgages
Credit risk
Total amount of payment moratoria	0
Total portfolio	0
Payment moratoria granted that expired	0
Consumer
Credit risk
Total amount of payment moratoria	8,912
Total portfolio	29,050
Payment moratoria granted that expired	8,005
SMEs & Corporate
Credit risk
Total amount of payment moratoria	0
Total portfolio	0
Payment moratoria granted that expired	€ 0